Amounts Due to Related Party and Related Party Transactions - 1 (Details) - USD ($)																										3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 17, 2024	Dec. 04, 2024	Sep. 19, 2024	Sep. 17, 2024	Jun. 03, 2024	Apr. 18, 2024	Apr. 10, 2024	Mar. 27, 2024	Dec. 01, 2023	Nov. 30, 2023	Oct. 15, 2023	Sep. 13, 2023	Aug. 30, 2023	Aug. 17, 2023	Jun. 08, 2023	Apr. 30, 2023	Apr. 27, 2023	Apr. 13, 2023	Mar. 14, 2023	Feb. 14, 2023	Jan. 13, 2023	Jan. 05, 2023	Dec. 13, 2022	Jul. 19, 2022	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2024	Jun. 26, 2023	Jun. 02, 2023	May 12, 2023	Nov. 08, 2022
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount													$ 93,500
Discount against note payable													$ 30,672
Amortization of debt discount																																$ 0	$ 38,836
Warrants to purchase shares of common stock (in Shares)													5,000																				184,878
Exercise price (in Dollars per share)													$ 15																				$ 20
Fair value of the warrants				$ 271,256
Aggregate principal amount													$ 93,500	$ 10,000
Gain (loss) on extinguishment of debt																										$ 85,150	$ 2,580			$ 260,122	$ (167,647)	(178,986)	$ (145,212)
Net proceeds																														430,000	335,000	335,000	1,283,249
Principal amount															$ 330,000
Repayments																														420,950	826,545	$ 941,660	1,096,658
Fixed interest													$ 8,500
Fixed interest rate													10.00%
Percentage of original issue discount												5.00%
Accrued interest rate, percentage												0.00%
Payment premium, percentage												2.00%
Cash repayments												$ 343,200
Fair value warrants													$ 31,714
Fixed interest rate	21.00%																															21.00%
Common stock at a fixed conversion price (in Dollars per share)				$ 4.86					$ 5.73
Warrants to purchase shares (in Shares)									66,600																									3,938
Gain on change in fair value of debt																										(197,939)	65,344			(352,627)	93,244	$ 84,109
Recognized gain on changes in fair value
Net carrying value																																747,558	0
Net proceeds received				$ 855,000
Advance from related party																														1,266,000	2,675,000	3,270,000	1,198,500
Repayment of advance to related party																														56,000	$ 67,601	167,601	1,411,004
Deferred compensation amount	$ 300,600																									$ 300,600				$ 300,600		300,600	300,600
Compensation received																																$ 0	10,353
March 2024 Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants									$ 254,345
Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)	302,308																									57,212	296,077			57,212	296,077	302,308
Exercise price (in Dollars per share)	$ 17																										$ 17				$ 17	$ 17
Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable	$ 27,414																									$ 92,294				$ 92,294		$ 27,414	166,487
Payment amount																																0	172,500
Common stock at a fixed conversion price (in Dollars per share)								$ 5.77
Notes payable amount	635,705																									$ 743,937				$ 743,937		635,705	1,034,323
Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																			$ 115,000
Amortization of debt discount																																	15,000
Gain (loss) on extinguishment of debt																																	31,621
Unsecured Promissory Note [Member] | March 2024 Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)									$ 6
Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate																							15.00%
Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Payment amount																																0	12,601
Amortization of debt discount																																0	4,748
Carrying value	0																															0	0
Maturity date																									Jan. 19, 2023
Percentage of original issue discount																									5.00%
Accrued interest rate, percentage																									0.00%
September 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Maturity date													Oct. 12, 2023
March 2024 Dent Note II [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Remaining payments	0																															0	150,000
March 2024 Dent Note III [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Remaining payments	166,500																															166,500	0
Principal amount																																166,500
Notes and Convertible Notes Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Convertible notes payable to related parties																																121,456	7,456
Loan [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest expense on notes and convertible notes payable to related parties																																$ 140,468	$ 21,331
Director [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Shares issuable (in Shares)																																16,327	4,082
March 2024 Dent Note III [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of extension	146,093																															$ 146,093	$ 0
September 2024 Notes [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable				$ 486,288
Amortization of debt discount																																333,847	0
Remaining payments	900,000																															900,000	0
Exercise price (in Dollars per share)				$ 4.86
Interest rate				12.00%
Principal amount				$ 900,000
Fair value of extension				$ 244,979
Purchase shares (in Shares)				92,593
Notes payable amount				$ 900,000
December 2024 Dent Note I [Member] | Convertible Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable			$ 25,000
Remaining payments	25,000																															25,000	0
Interest rate			12.00%
Net proceeds			$ 25,000
Maturity date			May 04, 2025
Common stock at a fixed conversion price (in Dollars per share)			$ 3.3
Convertible note payable			$ 25,000
Net carrying value																																$ 25,000	$ 0
Common Stock [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																	$ 5
Common stock at a fixed conversion price (in Dollars per share)				$ 4.86
Common stock price per share (in Dollars per share)					$ 4.65
Shares issuable (in Shares)																										2,000		8,772	51,000			59,772
January 2023 Dent Note [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																						$ 161,000
Discount against note payable																						$ 42,553
January 2023 Dent Note [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Amortization of debt discount																																	$ 269
Warrants to purchase shares of common stock (in Shares)																						8,603
Exercise price (in Dollars per share)																						$ 9.3
Fair value of the warrants																						$ 56,123
Aggregate principal amount																						$ 161,000
Interest rate																						15.00%
Interest expense																																	397
Gain (loss) on extinguishment of debt																																	3,582
Net proceeds																						$ 160,000
Original issue discount																						$ 1,000
January 2023 Dent Note [Member] | Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Amortization of debt discount																																	1,373
Interest expense																																	53
December 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Remaining payments	0																															$ 0	0
Carrying value	0																															0	0
December 2023 Dent Note [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount										$ 166,500
Discount against note payable										$ 48,769
Payment amount																																32,330	16,439
Warrants to purchase shares of common stock (in Shares)										8,500
Exercise price (in Dollars per share)										$ 6
Aggregate principal amount										$ 150,000
Net proceeds										$ 150,000
Maturity date										Feb. 28, 2024
Fixed interest										$ 15,000
Fair value warrants										$ 32,269
Fixed interest rate										10.00%
Fixed fees										$ 1,500
February 2023 Dent Note [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																					$ 186,000
February 2023 Dent Note [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable																					$ 50,989
Warrants to purchase shares of common stock (in Shares)																					6,852
Exercise price (in Dollars per share)																					$ 13.5
Fair value of the warrants																					$ 66,136
Aggregate principal amount																					$ 186,000
Interest rate																					15.00%
Gain (loss) on extinguishment of debt
Net proceeds																					$ 185,000
Original issue discount																					$ 1,000
March 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable	$ 26,011																															26,011
Payment amount																	$ 12,601
March 2023 Dent Note [Member] | Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																				$ 126,011
Discount against note payable																				26,011
Payment amount																																$ 12,601	113,410
Net proceeds																				100,000
Original issue discount																				12,510
Principal amount																				112,510
Prepaid interest																				13,501
Repayments																				$ 126,011
Maturity date																				Mar. 14, 2024
Discount rate	15.00%																															15.00%
March 2024 Dent Note I [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable									$ 203,588
Amortization of debt discount																																$ 203,588	0
Remaining payments	$ 350,000																															350,000	0
Gain (loss) on extinguishment of debt																																65,936	0
Carrying value	393,317																															393,317	0
Principal amount									150,000
Net proceeds									350,000
Fair value of note									$ 405,006
Gain on change in fair value of debt																																17,522	0
March 2024 Dent Note I [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate									12.00%
Principal amount									$ 350,000
March 2024 Dent Note I [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																		$ 8.1
March 2024 Dent Note I [Member] | Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable	2,504																															2,504	23,507
April 2023 Dent Note [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable																			15,000
Warrants to purchase shares of common stock (in Shares)																																					6,545
Exercise price (in Dollars per share)																																					$ 7.64
Aggregate principal amount																			100,000
Net proceeds																			$ 100,000
Maturity date																			May 12, 2023
Fixed interest																																					$ 15,000
Fixed interest rate																																					15.00%
April 2023 O’Leary Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																		$ 40,250
Gain (loss) on extinguishment of debt																																	12,549
April 2023 O’Leary Note [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																				2,612
Exercise price (in Dollars per share)																																				$ 6.7
Aggregate principal amount																		35,000
Net proceeds																		$ 35,000
Maturity date																		May 25, 2023
Fixed interest																		$ 5,250
Fixed interest rate																		15.00%
Discount against notes payable																		$ 5,250
Amortization of debt																																	5,250
June 2023 Dent Note I [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable																$ 4,500
Aggregate principal amount																30,000
Net proceeds																$ 30,000
Maturity date																Jun. 30, 2023
Fixed interest																$ 4,500
Fixed interest rate																15.00%
Discount against notes payable																																	4,500
June 2023 Dent Note II [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																																			$ 26,875
Discount against note payable																																			1,875
Payment amount																$ 34,500
Aggregate principal amount																																			25,000
Fixed interest																																			$ 1,875
Fixed interest rate																																			15.00%
June 2023 Dent Note II [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Payment amount																																26,875	0
Amortization of debt discount																																0	1,875
Net carrying value																																0	26,875
Five-Year Warrants [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Net proceeds															308,500
August 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Amortization of debt discount																																0	30,261
Net proceeds														$ 10,000
September 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Net proceeds													$ 85,000
March 2024 Dent Note II [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable	89,222																															89,222
Amortization of debt discount																																89,222	0
Gain (loss) on extinguishment of debt																																8,089	0
Net proceeds																																150,000
Fair value of extension	$ 150,788																															150,788
Recognized gain on changes in fair value																																13,059	0
March 2024 Dent Note II [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrant to purchase					$ 3,561
March 2024 Dent Note II [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate									12.00%
Principal amount									$ 166,500
Maturity date									Aug. 24, 2024
March 2024 Dent Note III [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																96,660	0
Warrant to purchase					$ 3,561
Common stock price per share (in Dollars per share)					$ 4.65
Recognized gain on changes in fair value																																53,528	0
March 2024 Dent Note III [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate									12.00%
Maturity date									Aug. 28, 2024
March 2024 Dent Note III [Member] | Dr. Michael Dent a Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																$ 5,508	0
December Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)	$ 2.26																															$ 2.26
Fair value of the warrants	$ 8,653
Gain (loss) on extinguishment of debt																																$ 11,339	0
Warrants to purchase shares (in Shares)	6,188																															6,188
April 2024 Dent Note I [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable								$ 7,279
Amortization of debt discount																																$ 0	0
Remaining payments	$ 150,000																															150,000	0
Net carrying value																																142,721	0
April 2024 Dent Note I [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount								$ 150,000
Interest rate								12.00%
Convertible note payable								$ 150,000
April 2024 Dent Note II [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount							$ 50,000
Net proceeds							$ 50,000
Common stock at a fixed conversion price (in Dollars per share)							$ 5
April 2024 Dent Note II [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable							$ 2,836
Amortization of debt discount																																0	0
Remaining payments	50,000																															50,000	0
Interest rate							12.00%
Principal amount							$ 50,000
Net carrying value																																47,164	0
June 2024 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)						$ 4.97
Aggregate principal amount						$ 333,111
Net proceeds						$ 950,000
June 2024 Dent Note [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)						100,000
June 2024 Dent Note [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount						$ 1,000,000
Discount against note payable						$ 785,811
Amortization of debt discount																																454,263	0
Remaining payments	1,000,000																															1,000,000	0
Interest rate						12.00%
Principal amount						$ 1,000,000
Common stock at a fixed conversion price (in Dollars per share)						$ 4.97
Net carrying value																																668,453	0
Conversion feature						$ 392,905
December 2024 Dent Note II [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable		$ 70,000
Remaining payments	70,000																															70,000	0
Interest rate		12.00%
Net proceeds		$ 70,000
Principal amount		$ 70,000
Maturity date		Jun. 17, 2025
Common stock at a fixed conversion price (in Dollars per share)		$ 2.6
Net carrying value																																70,000	0
December 2024 Dent Note III [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable			$ 120,000
Remaining payments	120,000																															120,000	0
Interest rate			12.00%
Net proceeds			$ 120,000
Principal amount			$ 120,000
Maturity date			Jul. 01, 2025
Common stock at a fixed conversion price (in Dollars per share)			$ 2.3
Net carrying value																																120,000	0
November Merchant cash Advance Factoring Agreement [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Loan repayment											$ 3,750
Repaid amount											$ 195,000
Note payable amount																																						$ 195,000
Net carrying value																																0	10,097
November Merchant cash Advance Factoring Agreement [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable																																						45,000
Remaining payments
Carrying value
December Merchant Cash Advance Factoring Agreement [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Advance received																								$ 110,000
Loan repayment																																	2,750
Repaid amount																																	143,000
Note payable amount																								$ 143,000
Amortization of debt discount																																0	65,655
Warrants to purchase shares of common stock (in Shares)																								31,429
Exercise price (in Dollars per share)																								$ 3.5
Fair value of the warrants																								$ 63,420
December Merchant Cash Advance Factoring Agreement [Member] | Note Payable [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Discount against note payable																								$ 68,281
Payment amount																																0	137,500
Remaining payments
Carrying value
Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount															343,200
Discount against note payable															$ 56,739
Exercise price (in Dollars per share)															$ 6
Fair value of the warrants															$ 25,311
Issued warrants (in Shares)															15,000
Dr. Dent [Member] | August 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Payment amount																																0	343,200
Amortization of debt discount																																	26,478
Dr. Michael Dent [Member] | September 2023 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Payment amount																																0	93,500
Amortization of debt discount																																	29,615
Gain (loss) on extinguishment of debt																																	1,058
Other Related Transactions [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Compensation received																																20,000
Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Advance received																																						$ 150,000
Consulting fees																																145,000	139,423
Dr. Dent [Member] | Unsecured Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Note payable amount																							$ 10,000
Discount against note payable																							$ 3,851
Amortization of debt discount																																	50,989
Warrants to purchase shares of common stock (in Shares)																							962
Exercise price (in Dollars per share)																							$ 10.4
Fair value of the warrants																							$ 6,843
Aggregate principal amount																							$ 10,000
Interest expense																																	13,875
Gain (loss) on extinguishment of debt																																	41,181
Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Remaining payments	$ 420,000																															420,000	0
Advance from related party																																550,000	$ 0
Repayment of advance to related party																																130,000
Minimum [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																	$ 8
Minimum [Member] | March 2024 Dent Note II [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of extension																																	$ 0
Minimum [Member] | December Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate	12.00%
Maximum [Member] | March 2024 Dent Note II [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of extension	$ 131,615																															$ 131,615
Maximum [Member] | December Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate	15.00%